Long-Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Long-Term Debt [Abstract]:
Credit Facility	$ 812,110	$ 857,055
Costis Maritime Corporation and Christos Maritime Corporation	114,000	118,500
Mas Shipping Co	58,500	62,250
Montes Shipping Co and Kelsen Shipping Co	108,000	114,000
Marathos Shipping Inc	3,800	5,700
Capetanissa Maritime Corporation	62,500	65,000
Rena Maritime Corporation	60,000	62,500
Bullow Investments Inc	2,000	3,500
Merin Shipping Co., Lytton Shipping Co., Venor Shipping Co. and Volk Shipping Co	0	10,437
Costamare Inc.	110,928	79,538
Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co.	0	0
Costamare Inc.	53,480	26,740
Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	38,200	22,920
Raymond Shipping Co. and Terance Shipping Co.	22,920	15,280
Costamare Inc.	106,050	0
Total term loans	740,378	586,365
Total	1,552,488	1,443,420
Less-current portion	(161,170)	(153,176)
Long-term Portion	$ 1,391,318	$ 1,290,244